Related Parties	12 Months Ended
Dec. 31, 2016
Related Parties [Abstract]
RELATED PARTIES

NOTE 6 - RELATED PARTIES:

a.	Purchases from related parties, loans to related parties and due from Controlling Shareholders:

1.	Anatoly Hurgin owns 100% of Alan Ltd. (“Alan”) which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) (“AIL”). The Company purchased products which are integrated into its innovative tailored solutions totaling $780 thousand and $420 thousand from AIL during the years ended December 31, 2015 and 2014, respectively. The debt as of December 31, 2015 ($600 thousands) was repaid at August 2, 2016.

2.	In 2014 and 2013, the Company granted Alan loans aggregated to $555 thousand and $205 thousand, respectively. The loans bear an annual interest of 3.3%, linked to the Israeli consumer price index, and were repaid in December 2015.

3.	The amounts due from the Controlling Shareholders as of December 31, 2016 and 2015, were repaid to the Company in April 19, 2017 and February 25, 2016, respectively.

b.	Dividends:

In 2011, the Company declared dividends of 10,760 thousand New Israeli Shekels (“NIS”) ($2,833 thousand) of which 15% income tax was withheld (the “Net Amount”) and NIS1,140 thousand ($300 thousand) and NIS474 thousand ($125 thousand) were paid to the Israeli Tax Authority in 2013 and 2014, respectively. NIS894 thousand ($197 thousand), NIS1,379 thousand ($231 thousand), NIS2,350 thousand ($817 thousand) and NIS4,523 thousand ($1,163 thousand) of the Net Amount were paid to the Controlling Shareholders in 2012, in 2013, 2014 and 2015, respectively.

Additionally, in the fourth and the second quarters of 2015, the Company declared dividends of NIS42,825 ($11,000 thousand) and NIS23,560 thousand ($6,251 thousand), respectively, of which 20% income tax was withheld and outstanding as of December 31, 2015 (income tax of NIS13,277 thousand ($3,404 thousand) was paid to the Israeli Tax Authority in January 2016), while the net amounts were paid to the Controlling Shareholders. It was agreed as part of the Company’s tax assessments for the three years ended December 31, 2014 that were finalized on May 30, 2016 that the Controlling Shareholders withholding tax for the 2015 dividends should be NIS16,400 thousand ($4,260 thousand). The Company paid the difference to the Israeli tax authorities and the Controlling Shareholders compensated the Company for such difference.

c.	Related parties’ employment agreements and compensation:

1.	The Company entered into new employment agreements with each of its two Controlling Shareholders. One of the Controlling Shareholders is acting as a Director of the board (acted as the chairman up to December 19, 2016) and the Chief Executive Officer and the other as a Director of the Board and the Chief Technology Officer. Each of the employment agreements will remain in effect unless terminated as described below. Pursuant to each employment agreement, the executive’s gross salary is NIS120,000 ($31,200) per month commencing at January 1, 2016. Each executive is also entitled to receive social benefits:

Each employment agreement provides that the executive is entitled to receive an annual performance bonus of up to NIS360,000 ($93,600) based on annual performance goals agreed upon by the Company and the executive (such performance goals were not met for 2016 and therefore no performance bonus was recorded or paid). Each employment agreement may be terminated by the Company or the executive upon 120 days’ prior written notice, in which case, the executive is entitled to receive salary and benefits during such 120 days and for a period of eight months thereafter. The executive will be entitled to accept new employment after the expiration of such eight month period. In addition, the Company, by resolution of its board of directors, may terminate the employment agreements at any time by a written notice with cause (as defined in the employment agreements).

The executives’ compensation related expenses in 2016, 2015 and 2014 amounted to NIS3,562 thousand ($928 thousand), NIS487 thousand ($125 thousand) and NIS405 thousand ($113 thousand), respectively.

2.	The Company entered into a new employment agreement with a Controlling Shareholder’s son commencing March 22, 2016 and was employed by the Company until June 20, 2016. Based on the agreement he was entitled to a monthly gross salary of NIS10,000 ($2,600) and other related social benefits.